long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 3,093.0	$ 2,882.0
Total	55,569.0	45,418.0
Composite long-term debt
long-term debt
Total	32,263.0
Total	18,973.0
Total	51,236.0
Canadian Dollars
long-term debt
Total	22,549.0
Total	12,553.0
Total	35,102.0
Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	19,930.0
Future cash outflows in respect of associated interest and like carrying costs	11,946.0
Undiscounted contractual maturities	31,876.0
Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	2,619.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	607.0
Undiscounted contractual maturities - Finance leases	3,226.0
U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	9,320.0
Future cash outflows in respect of associated interest and like carrying costs	6,438.0
Undiscounted contractual maturities	15,758.0
U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	190.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	88.0
Undiscounted contractual maturities - Finance leases	278.0
U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(8,097.0)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,900.0)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(10,997.0)
U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	8,045.0
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,715.0
Undiscounted contractual maturities - Derivative Liabilities, Pay	10,760.0
U.S. Dollars | Composite long-term debt
long-term debt
Total	9,458.0
Total	6,341.0
Total	15,799.0
Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	256.0
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	79.0
Undiscounted contractual maturities - Finance leases	335.0
First year
long-term debt
Total	6,915.0	7,643.0
First year | Composite long-term debt
long-term debt
Total	3,491.0
First year | Canadian Dollars
long-term debt
Total	1,915.0
First year | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments			$ 1,604.0
First year | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	311.0
First year | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,463.0
First year | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19.0
First year | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,493.0)
First year | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,556.0
First year | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,545.0
First year | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	31.0
2 years hence
long-term debt
Total	4,015.0	3,490.0
2 years hence | Composite long-term debt
long-term debt
Total	2,163.0
2 years hence | Canadian Dollars
long-term debt
Total	2,000.0
2 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,450.0
2 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	550.0
2 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	76.0
2 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	35.0
2 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(60.0)
2 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	57.0
2 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	108.0
2 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	55.0
3 years hence
long-term debt
Total	4,476.0	4,124.0
3 years hence | Composite long-term debt
long-term debt
Total	2,136.0
3 years hence | Canadian Dollars
long-term debt
Total	525.0
3 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	52.0
3 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	473.0
3 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,577.0
3 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30.0
3 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,532.0)
3 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,493.0
3 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,568.0
3 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	43.0
4 years hence
long-term debt
Total	4,966.0	4,615.0
4 years hence | Composite long-term debt
long-term debt
Total	3,785.0
4 years hence | Canadian Dollars
long-term debt
Total	2,259.0
4 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,956.0
4 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	303.0
4 years hence | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,430.0
4 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	25.0
4 years hence | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(466.0)
4 years hence | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	503.0
4 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,492.0
4 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	34.0
5 years hence
long-term debt
Total	2,709.0	2,389.0
5 years hence | Composite long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,672.0
5 years hence | Canadian Dollars
long-term debt
Total	1,615.0
5 years hence | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,408.0
5 years hence | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	207.0
5 years hence | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30.0
5 years hence | U.S. Dollars | Composite long-term debt
long-term debt
Total	30.0
5 years hence | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	27.0
5 years hence to 10 years
long-term debt
Total	12,605.0	11,127.0
5 years hence to 10 years | Composite long-term debt
long-term debt
Total	8,758.0
5 years hence to 10 years | Canadian Dollars
long-term debt
Total	7,266.0
5 years hence to 10 years | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	6,902.0
5 years hence to 10 years | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	364.0
5 years hence to 10 years | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	1,456.0
5 years hence to 10 years | U.S. Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	51.0
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(2,183.0)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	2,110.0
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
long-term debt
Total	1,434.0
5 years hence to 10 years | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	58.0
Thereafter
long-term debt
Total	19,883.0	$ 12,030.0
Thereafter | Composite long-term debt
long-term debt
Total	10,258.0
Thereafter | Canadian Dollars
long-term debt
Total	6,969.0
Thereafter | Canadian Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	6,558.0
Thereafter | Canadian Dollars | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	411.0
Thereafter | U.S. Dollars | Long-term debt
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments	3,318.0
Thereafter | U.S. Dollars | Derivative Liability Receive
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(2,363.0)
Thereafter | U.S. Dollars | Derivative Liability Pay
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	2,326.0
Thereafter | U.S. Dollars | Composite long-term debt
long-term debt
Total	3,281.0
Thereafter | Other currencies | Lease liabilities
long-term debt
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 8.0